Employee Benefits Obligations (Details) - Schedule of Plan Assets - Plan assets [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Plan Assets [Line Items]
Cash and cash equivalents
Investment property
Fixed assets
Other assets
Total